OTHER INTANGIBLE ASSETS, NET: (Tables)	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS, NET:
Components of other intangible assets, net

	AsofDecember31,2011			AsofDecember31,2010
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
($inmillions)	Amount	Amortization	Net	Amount	Amortization	Net
Patents and other intellectual property	$363.7	$(178.0)	$185.7	$369.5	$(154.2)	$215.3
Trade names and trademarks	127.7	(42.2)	85.5	131.4	(37.2)	94.2
Customer relationships	334.2	(146.7)	187.5	360.4	(140.4)	220.0
Supply agreements	59.3	(22.9)	36.4	60.4	(17.6)	42.8
Other	51.1	(36.5)	14.6	45.8	(30.5)	15.3
Total	$936.0	$(426.3)	$509.7	$967.5	$(379.9)	$587.6

Schedule of estimated amortization expense for each of the five succeeding fiscal years
($inmillions)	Amortization
Yearending	Expense
2012	$72.2
2013	69.4
2014	62.7
2015	54.9
2016	51.9